Document and Entity Information	Oct. 20, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000860730
Document Type	8-K/A
Document Period End Date	Oct. 20, 2022
Entity Registrant Name	HCA HEALTHCARE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-11239
Entity Tax Identification Number	27-3865930
Entity Address, Address Line One	One Park Plaza
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	(615)
Local Phone Number	344-9551
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	HCA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On October 26, 2022, HCA Healthcare, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) announcing the appointment of Jon M. Foster as the Executive Vice President and Chief Operating Officer of the Company (the “Appointment”) effective January 1, 2023 (the “Effective Date”). In accordance with Instruction 2 to Item 5.02 of Form 8-K, the Company is filing this Amendment No. 1 to the Original 8-K (this “Amendment No. 1”) to provide information regarding material changes to Mr. Foster’s compensation arrangements as a result of the Appointment (the “Compensation Changes”), which arrangements had not been determined at the time of the filing of the Original 8-K. The Compensation Changes, as described below, were approved by the Compensation Committee (the “Committee”) of the Company’s Board of Directors on January 24, 2023.